History And Reorganization of The Group - Summary of Cash Flow Summary And Income Summary of Consolidated Affiliated Entities And Subsidiaries (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Details Of Cash Flow Summary And Income Summary Of Consolidated Affiliated Entities And Subsidiaries [Line Items]
Total income		¥ 1,267,815	¥ 820,843	¥ 364,385
Total expense		45,102,457	38,434,729	34,136,219
Net loss		8,775,039	16,709,060	12,276,240
Net cash generated from/(used in) operating activities		4,455,301	4,987,472	7,121,282
Proceeds from sale of investment assets		99,031,093	132,430,620	151,232,710
Payment for acquisition of investment assets		97,732,903	128,591,697	166,531,308
Net cash generated from/(used in) investing activities		8,447,678	313,822	(15,003,750)
Proceeds from borrowings		9,046,338	7,262,435	10,589,599
Net cash generated from/(used in) financing activities		(9,918,803)	(2,448,028)	24,873,923
Effect of exchange rate changes on cash and cash equivalents		57,025	(142,607)	(517,865)
Net increase/(decrease) in cash		3,041,201	2,710,659	16,473,590
Add: Cash and cash equivalents at the beginning of the year		26,496,310	23,785,651	7,312,061
Cash and cash equivalents at the end of the year		29,537,511	26,496,310	23,785,651
Consolidated affiliated entities and subsidiaries [member]
Disclosure Details Of Cash Flow Summary And Income Summary Of Consolidated Affiliated Entities And Subsidiaries [Line Items]
Inter-company revenues		156,029	5,249	(70,159)
Total income		966,196	1,566,847	1,571,968
Inter-company expenses		540,809	1,422,021	1,012,435
Total expense		(1,359,876)	(2,213,789)	(1,714,084)
Net loss		(393,680)	(646,942)	(142,116)
Inter-company cash flow		(625,594)	1,369,172	(1,151,110)
Reclassification	[1]	1,487,448	327,497
Other operating activities		(916,309)	(653,230)	1,835,668
Net cash generated from/(used in) operating activities		(54,455)	1,043,439	684,558
Inter-company cash flow		564,266	(735,327)	501,185
Reclassification		(1,487,448)	(327,497)
Payment for advances to consolidated entities			(500,000)	(240,000)
Receipts of repayment of the advances from consolidated entities		158	1,064,669	4,813,732
Proceeds from sale of investment assets		9,229,963	20,633,784	16,449,825
Payment for acquisition of investment assets		(5,675,189)	(9,440,542)	(28,402,132)
Other investing activities		5,543,944	(4,826,844)	(697,316)
Net cash generated from/(used in) investing activities		8,175,694	5,868,243	(7,574,706)
Repayment for advances to consolidated entities		(10,755,583)	(17,114,012)	(9,031,546)
Receipts of advances from consolidated entities		4,617,000	9,774,001	16,096,040
Proceeds from borrowings			572,000	531,162
Repayment of interest expenses and borrowings		(436,274)	(664,880)	(275,959)
Other financing activities		(1,000)	(474)
Net cash generated from/(used in) financing activities		(6,575,857)	(7,433,365)	7,319,697
Effect of exchange rate changes on cash and cash equivalents		21	(15)	(14)
Net increase/(decrease) in cash		1,545,403	(521,698)	429,535
Add: Cash and cash equivalents at the beginning of the year		904,360	1,426,058	996,523
Cash and cash equivalents at the end of the year		¥ 2,449,763	¥ 904,360	¥ 1,426,058

[1]	This represents the reclassification of certain cash flows that were considered as investing activities in the financial statements of consolidated entities and consolidated affiliated entities’ subsidiaries and as operating activities in the consolidated financial statements of the Group.